Condensed Consolidated Balance Sheets	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares
CURRENT ASSETS:
Cash	$ 561,237	$ 12,088	$ 21,085
GST tax receivable	16,994	5,302	2,950
Prepaid expenses - current portion	7,127,293	8,334,046
Other current assets	1,400	1,380	1,406
TOTAL CURRENT ASSETS	7,706,924	8,352,816	25,441
Deferred offering costs		291,773	27,117
Prepaid expenses - long-term portion	7,347,310	10,925,835
Security deposit - related party	2,000	1,971	2,008
Operating lease right-of-use assets, net - related party	50,901	59,413	17,799
Property and equipment, net	4,397
TOTAL ASSETS	15,111,532	19,631,808	72,365
CURRENT LIABILITIES:
Accounts payable	957,483	1,249,596	1,213,335
Accrued expenses and other payables	860,463	1,486,550	792,190
Accrued interest	168,152	190,795	94,612
Notes payable, net of discount		543,312	204,694
Convertible notes, net of discounts and including put premiums	55,000	537,921	399,325
Operating lease liability - related party, current portion	21,604	17,664
Warrant liability	288,635
Embedded conversion option liabilities	32,128	403,892	133,886
Employee benefit liability	703,190	667,901	639,371
TOTAL CURRENT LIABILITIES	3,624,018	5,578,240	3,792,782
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount		105,627	58,642
Operating lease liability - long-term portion - related party	35,249	41,749
TOTAL NON-CURRENT LIABILITIES	35,249	147,376	58,642
TOTAL LIABILITIES	3,659,267	5,725,616	3,851,424
Temporary Equity – Convertible Preferred Stock Series C - $0.01 par value, $10,000 stated value, 9,900 shares designated and authorized, 100 (liquidation value of $1,000,000) and none issued and outstanding at December 31, 2025 and June 30, 2025, respectively	1,000,000
Commitments and Contingencies (See Note 9)
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock, $0.001 par value; 10,000,000,000 shares authorized;11,611,782 and 7,980 shares issued and outstanding as of June 30, 2025 and 2024, respectively	13,450	11,612	8
Common stock issuable (7,750 and 0 shares as of June 30, 2025 and 2024, respectively)	8	8
Additional paid-in capital	143,640,067	138,243,652	61,696,049
Accumulated other comprehensive income	1,328,115	1,318,917	1,269,581
Accumulated deficit	(134,482,898)	(125,621,520)	(66,698,220)
Treasury stock ($0.001 share)	$ (46,477)	$ (46,477)	$ (46,477)
Treasury stock price per share | $ / shares	$ 0.001	$ 0.001	$ 0.001
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	$ 10,452,265	$ 13,906,192	$ (3,779,059)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	15,111,532	19,631,808	72,365
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Nonrelated Party [Member]
CURRENT LIABILITIES:
Loan payable	65,280	65,280	145,091
Related Party [Member]
CURRENT ASSETS:
Operating lease right-of-use assets, net - related party	50,901	59,413	17,799
CURRENT LIABILITIES:
Loan payable	472,083	415,329	71,629
Operating lease liability - related party, current portion	21,604	17,664	19,362
NON-CURRENT LIABILITIES:
Loan payable - long-term - related party, net of discount	0	105,627	58,642
Operating lease liability - long-term portion - related party	35,249	41,749
Former Director [Member]
CURRENT LIABILITIES:
Loan payable			49,528
Due to former director - related party			$ 29,759